Income tax - Reconciliation of Income Taxes Computed at the French Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Profit (loss) before income taxes	$ (25,860)	$ (24,503)	$ (27,085)
At France’s statutory income tax rate of 34.43%	$ (8,904)	$ (8,436)	$ (9,325)
France's statutory income tax rate	34.43%	34.43%	34.43%
Non-deductible share-based payment expense	$ 564	$ 386	$ 299
Tax credits	(1,152)	(676)	(915)
Unrecognized benefit of tax loss carryforwards and permanent differences	9,792	9,010	10,258
Income tax expense reported in the Consolidated Statement of Operations	$ 300	$ 284	$ 317